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                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form

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 1.     Name and address of issuer: Massachusetts Mutual Variable Life
                                    Separate Account II
                                    1295 State Street
                                    Springfield, MA 01111-0001

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 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or
        classes):              [X]

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 3.     Investment Company Act File Number: 811-04030

        Securities Act File Number: 033-31348

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 4(a).  Last day of fiscal year for which this Form is filed: December 31, 2016

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 4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form

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 5.    Calculation of registration
       fee:

       (i)     Aggregate sale price
               of securities sold
               during the fiscal
               year pursuant to
               section 24(f):                                 $         489,493
                                                              -----------------
       (ii)    Aggregate price of
               securities redeemed
               or repurchased during
               the fiscal year:         $         699,164
                                        -----------------
       (iii)   Aggregate price of
               securities redeemed
               or repurchased during
               any prior fiscal year
               ending no earlier
               than October 11, 1995
               that were not
               previously used to
               reduce registration
               fees payable to the
               Commission.              $       4,635,589
                                        -----------------
       (iv)    Total available
               redemption
               credits[add
               items 5(ii) and 5(iii)                         $       5,334,753
                                                              -----------------
       (v)     Net sales - if
               Items 5(i) is greater
               than Item 5(iv)
               [subtract Item 5(iv)
               from Item 5(i)]:                               $               0
                                                              -----------------
       (vi)    Redemption credits
               available for use in
               future years - if
               Item 5(i) is less
               than Item 5(iv)
               [subtract Item 5(iv)
               from Item 5(i)]:         $     (4,845,260)
                                        -----------------

       (vii)   Multiplier for
               determining
               registration fee(See
               Instruction C.9):                          X           0.0001159
                                                              -----------------
       (viii)  Registration fee
               due[multiply
               Item 5(v) by
               Item 5(vii)] (enter
               "0" if no fee is due):                     =   $               0
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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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 7.    Interest due - If this form
       is being filed more than
       90 days after the end of the
       issuer's fiscal year(see
       Instruction D):
                                                          +   $               0
                                                              -----------------
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 8.    Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:
                                                          =   $               0
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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               Method of Delivery:

                             [_] Wire Transfer
                             [_] Mail or other means

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                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*      /s/ Kenneth S. Langevin
                               -------------------------------------------------
                               Kenneth S. Langevin
                               Vice President and Interim Corporate Controller


Date:  February 24, 2017
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 * Please print the name and title of the signing officer below the signature.

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